Notes Payable (Debt Offerings) (Details) (USD $)	3 Months Ended		12 Months Ended					9 Months Ended					12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended			12 Months Ended									3 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 5.75% senior notes payable, interest payable semi-annually [Member] [Member]	Jan. 02, 2014 5.75% senior notes payable, interest payable semi-annually [Member] [Member]	Sep. 30, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Mar. 31, 2014 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Aug. 28, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 Convertible Debt	Mar. 31, 2014 Convertible Debt	Dec. 31, 2013 Convertible Debt	Aug. 02, 2011 Convertible Debt	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Mar. 31, 2014 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	May 05, 2010 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Sep. 30, 2013 Line of Credit	Dec. 31, 2013 Line of Credit	Mar. 31, 2014 Line of Credit	Oct. 24, 2013 Line of Credit	Dec. 31, 2012 Line of Credit	Dec. 31, 2013 Loans Payable [Member]	Sep. 30, 2013 Loans Payable [Member]	Sep. 30, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Maximum [Member] Line of Credit	Dec. 31, 2013 Maximum [Member] Loans Payable [Member]	Dec. 31, 2013 Minimum [Member] Line of Credit	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Mar. 31, 2014 Remy	Dec. 31, 2013 Remy	Dec. 31, 2012 Remy	Mar. 31, 2013 Remy Line of Credit	Mar. 31, 2014 Remy Line of Credit	Dec. 17, 2010 Remy Line of Credit	Mar. 31, 2014 Remy Loans Payable [Member]	Mar. 31, 2013 Remy Loans Payable [Member]	Sep. 30, 2013 Remy Loans Payable [Member]	Dec. 31, 2013 Remy Loans Payable [Member]	Dec. 31, 2012 Remy Loans Payable [Member]	Mar. 31, 2013 Remy Minimum basis points over LIBOR [Member]	Mar. 31, 2013 Remy Maximum basis points over LIBOR on line of credit [Member]	Mar. 31, 2013 Remy Additional capacity under Line of Credit [Member] Line of Credit	Mar. 31, 2014 Remy Unused lines of Credit [Member] Line of Credit	Dec. 31, 2013 Remy Unused lines of Credit [Member] Line of Credit
Debt Instrument
Long-term Debt	$ 3,344,000,000		$ 1,323,000,000	$ 1,344,000,000		$ 618,000,000			$ 398,000,000	$ 398,000,000	$ 398,000,000		$ 282,000,000	$ 286,000,000	$ 285,000,000		$ 300,000,000	$ 300,000,000	$ 300,000,000				$ 300,000,000		$ 0				$ 0	$ 0									$ 259,000,000		$ 0	$ 300,000,000	$ 267,000,000			$ 266,000,000
Line of Credit Facility, Remaining Borrowing Capacity																																																			73,000,000	73,000,000
Line of Credit Facility, Current Borrowing Capacity																											1,100,000,000
Debt Instrument, Face Amount						0						400,000,000				300,000,000				300,000,000
Debt Instrument, Repurchase Amount						105.75	1.0575
Debt Instrument, Interest Rate, Stated Percentage						575.00%	5.75%									4.25%				6.60%
Cash received as a percent of par on unsecuried notes offering																100.00%
Price as a percent of par on offering of unsecured notes												99.513%				92.818%				99.897%
Debt Instrument, Unamortized Discount												2,000,000				22,000,000																												1,000,000
Debt Instrument, Convertible, Conversion Ratio													46.387
Debt instrument par value per bond																1,000
Debt Instrument, Convertible, Conversion Price																$ 21.56
Stock price high as a percentage of conversion price to trigger conversion feature																130.00%
Stock price low as a percentage of conversion price to trigger conversion feature																98.00%
Debt Instrument, Interest Rate, Effective Percentage												5.564%								6.61%
Long-term Debt, Fair Value			1,555,000,000	1,504,000,000																					303,000,000
Payments for Repurchase of Common Stock	0	34,000,000	34,000,000	38,000,000	86,000,000
Treasury stock repurchased, shares																																		1,000,000	2,000,000	5,000,000
Repayments of Debt																					50,000,000
Proceeds from Issuance of Debt								396,000,000									297,000,000
Extinguishment of Debt, Amount																												237,000,000
Line of Credit Facility, Maximum Borrowing Capacity																						800,000,000		800,000,000																95,000,000		0					287,000,000			20,000,000
Equity offering, value			0
Equity offering, shares			19,837,500
Interest Paid	26,000,000	26,000,000	87,000,000	65,000,000	52,000,000																							1,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																						132.50%				15000.00%																							1.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																						160.00%				20000.00%																						2.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																															0.00%	2500.00%	17.50%							0.375%
Letters of Credit Outstanding, Amount																																					14,000,000	3,000,000
Debt Instrument, Periodic Payment, Principal																																												$ 1,000,000
Debt Instrument, Interest Rate During Period																																											4.25%		4.25%